UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2002
                                                ------------------

Check here if Amendment [  ]; Amendment Number: _____

This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Greenway Partners, L.P.
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Address:   909 Third Avenue, 30th Floor
           --------------------------------------------------------------
           New York, NY  10172
           --------------------------------------------------------------

Form 13F File Number:  28-04712
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Gary K. Duberstein
         --------------------------------------------------------------
Title:   Managing Director
         --------------------------------------------------------------
Phone:   212-350-5100
         --------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Gary K. Duberstein              New York, NY                     11/14/02
-----------------------             ------------                     --------
(Signature)                         (City, State)                     (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                      0
                                            ---------------------------
Form 13F Information Table Entry Total:                 12
                                            ---------------------------
Form 13F Information Table Value Total:     $         7,282
                                            ---------------------------
                                                   (in thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE


                               FORM 13F
                                                                      F132G01102

                              Name of
                              Reporting
Page 1 of 1                   Manager: Greenway Partners, L.P.
                                       ------------------------

  ----------------------------------------------------------------------------------------------------------------------------------
                                                                                  Item 6: Investment Discretion
  ----------------------------------------------------------------------------------------------------------------------------------
  Item 1:                 Item 2:   Item 3:  CUSIP  Item 4: Fair   Item 5: Shares           (b) Shared- As (c) Shared  Item 7:
  Name of Issuer          Title of  Number          Market Value   or Principal              Defined in     Other      Managers See
                          Class                                    Amount         (a) Sole   Instr. V                  Instr. V
  ----------------------------------------------------------------------------------------------------------------------------------
  Bethlehem Steel         COM       87509105        44,000         401,000        401,000
  ----------------------------------------------------------------------------------------------------------------------------------
  Biotime Inc.            COM       090066L105      112,000        90,750         90,750
  ----------------------------------------------------------------------------------------------------------------------------------
  Brunswick Corp          COM       117043109       46,000         2,200          2,200
  ----------------------------------------------------------------------------------------------------------------------------------
  Covanta Energy          COM       2281N103        14,000         1,400,000      1,400,000
  ----------------------------------------------------------------------------------------------------------------------------------
  Foot Locker, Inc.       COM       344849104       3,143,000      314,600        314,600
  ----------------------------------------------------------------------------------------------------------------------------------
  Great Atlantic & Pac.   COM       390064103       1,700          200            200
  Tea Inc.
  ----------------------------------------------------------------------------------------------------------------------------------
  Ladenburg Thalman       COM       50575Q102       64,000         335,920        335,920
  ----------------------------------------------------------------------------------------------------------------------------------
  NCR Corp.               COM       62886E108       396,000        20,000         20,000
  ----------------------------------------------------------------------------------------------------------------------------------
  Ryerson Tull            COM       783755101       69,000         10,751         10,751
  ----------------------------------------------------------------------------------------------------------------------------------
  Scitex Ltd.             ORD       809090103       126,000        84,400         84,400
  ----------------------------------------------------------------------------------------------------------------------------------
  Tenneco Automotive      COM       880349105       1,153,000      273,800        273,800
  ----------------------------------------------------------------------------------------------------------------------------------
  Unisys Corp             COM       909214108       2,114,000      302,000        302,000
  ----------------------------------------------------------------------------------------------------------------------------------
  COLUMN TOTALS                                                    7,282,700
  ----------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                        Item 8: Voting Authority (Shares)
--------------------------------------------------------------------------------
  Item 1:
  Name of Issuer
                        (a) Sole     (b) Shared   (c) None
--------------------------------------------------------------------------------
  Bethlehem Steel       401,000
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  Biotime Inc.          90,750
--------------------------------------------------------------------------------
  Brunswick Corp        2,200
--------------------------------------------------------------------------------
  Covanta Energy        1,400,000
--------------------------------------------------------------------------------
  Foot Locker, Inc.     314,600
--------------------------------------------------------------------------------
  Great Atlantic & Pac. 200
  Tea Inc.
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  Ladenburg Thalman     335,920
--------------------------------------------------------------------------------
  NCR Corp.             20,000
--------------------------------------------------------------------------------
  Ryerson Tull          10,751
--------------------------------------------------------------------------------
  Scitex Ltd.           84,400
--------------------------------------------------------------------------------
  Tenneco Automotive    273,800
--------------------------------------------------------------------------------
  Unisys Corp           302,000
--------------------------------------------------------------------------------
  COLUMN TOTALS
--------------------------------------------------------------------------------